Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Total assets	$ 102,926,078		$ 97,601,550	$ 61,989,678
Interest income	63,329	$ 291,330	655,125	1,107,093
Interest expense & accretion	(2,210,998)	(2,083,735)	(8,091,412)	(7,124,527)
Net (loss) for the year	$ (6,346,213)	$ (5,582,036)	$ (25,341,623)	$ (13,432,539)